Condensed Consolidated Statements of Changes in Redeemable Noncontrolling Interests, Convertible Preferred Shares And Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Redeemable Noncontrolling Interests [Member]	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-In-Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance ( in preferred shares value) at Dec. 31, 2020		$ 1,287	$ 157,689	$ 95,342
Beginning balance (in preferred shares) at Dec. 31, 2020			135,936,550	57,575,008
Conversion of preferred stock into ordinary shares upon closing of initial public offering (in preferred shares value)			$ (157,689)	$ (95,342)
Conversion of preferred stock into ordinary shares upon closing of initial public offering (in preferred shares)			(135,936,550)	(57,575,008)
Accretion of redeemable noncontrolling interests to fair value (in preferred shares value)	$ 42,324	42,324
Reclassify NCI to current liability (in preferred shares value)		(43,403)
Foreign currency translation adjustments (in preferred shares value)		1
Net loss (in preferred shares value)	(209)	$ (209)
Ending balance (in preferred shares value) at Jun. 30, 2021			$ 0	$ 0
Ending balance (in preferred shares) at Jun. 30, 2021			0	0
Beginning balance at Dec. 31, 2020	(139,434)				$ 0	$ 6,805	$ (686)	$ (145,553)
Beginning balance (in shares) at Dec. 31, 2020					170,000
Share-based compensation	8,962					8,962
Conversion of preferred stock into ordinary shares	253,031				$ 19	253,012
Conversion of preferred stock into ordinary shares (in shares)					193,511,558
Issuance of ordinary shares and overallotment option in an initial public offering for cash	113,154				$ 5	113,149
Issuance of ordinary shares and overallotment option in an initial public offering for cash, Shares					49,000,000
Issuance of ordinary shares for cash	2,097					2,097
Issuance of ordinary shares for cash (in shares)					2,004,879
Accretion of redeemable noncontrolling interests to fair value	(42,324)					(42,324)
Settlement of redeemable noncontrolling interests	85					85	(85)
Reclassify freestanding forward sale contract upon settlement of redeemable noncontrolling interests	26,340					26,340
Foreign currency translation adjustments	(19)					0	(19)
Net loss	(29,010)							(29,010)
Ending balance at Jun. 30, 2021	192,797				$ 24	368,126	(790)	(174,563)
Ending balance (in shares) at Jun. 30, 2021					244,686,437
Beginning balance at Dec. 31, 2021	189,967				$ 27	404,362	(790)	(213,632)
Beginning balance (in shares) at Dec. 31, 2021					270,120,548
Share-based compensation	3,529					3,529
Issuance of ordinary shares for cash	102					102
Issuance of ordinary shares for cash (in shares)					207,935
Unrealized loss on marketable debt securities, available-for-sale	(217)						(217)
Net loss	(51,489)							(51,489)
Ending balance at Jun. 30, 2022	$ 141,892				$ 27	$ 407,993	$ (1,007)	$ (265,121)
Ending balance (in shares) at Jun. 30, 2022					270,328,483